[LETTERHEAD OF CLIFFORD CHANCE US LLP]

December 28, 2007

VIA EDGAR

Valerie Lithotomos

Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Re:	Aetos Capital Distressed Investment Strategies Fund, LLC

(the “Fund”) (File Nos. 333-116454 and 811-21059)

Dear Ms. Lithotomos:

On behalf of the Fund, we transmit for filing under the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each as amended, a preliminary copy of the following documents:

(i)           a notice of meeting, proxy statement and form of proxy relating to a special meeting of members of the Fund, in the form in which such material is to be furnished by the management of the Fund to the Fund’s members; and

(ii)	Schedule 14A.

The Fund anticipates mailing copies of the definitive notice of meeting, proxy statement and form of proxy as soon as practicable after the staff’s review of the preliminary materials filed herewith.

If you have any questions concerning the foregoing, please call Jeremy Senderowicz at (212) 878-3412.

Best Regards,

/s/ Jeremy Senderowicz

Jeremy Senderowicz

NYB1579769.1

NYB 1464718.1